Other Income and Gain - Schedule of Other Income (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Schedule of Other Income [Abstract]
Gain on lease modification				$ 921,702
Government subsidy				908,000
Sundry income	42,970	5,532	5,883	18,236
Interest income	286,321	36,861	48,233	1,487
Gain on foreign exchange, net				2,390
Fair value change in embedded derivative liability	1,623,695	209,032
Other income	$ 1,952,986	$ 251,425	$ 54,116	$ 1,851,815